Operating segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Results, Assets and Liabilities by Segments

The following are the results, assets and liabilities by segments for the years ended December 31, 2020, 2021 and 2022:

December 31, 2020	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	2,103,574	Ps.	1,192,187	Ps.	776,424	Ps.	970,979	Ps.	695,879	Ps.	204,650	Ps.	338,633	Ps.	943,416	Ps.	7,225,742	Ps.	—	Ps.	—	Ps.	7,225,742
Non-aeronautical services		591,789		335,419		266,442		460,981		327,158		64,609		113,826		283,941		2,444,164		3,889		—		2,448,053
Improvements to concession assets		614,479		681,755		67,026		339,231		138,768		19,329		36,334		295,656		2,192,578		—		—		2,192,578
Total revenues		3,309,842		2,209,361		1,109,892		1,771,191		1,161,805		288,588		488,793		1,523,013		11,862,484		3,889		—		11,866,373
Total intersegment revenues		—		—		—		—		—		—		—		—		—		2,310,159		(2,310,159)		—
Income from operations		1,472,456		802,056		526,761		756,630		(88,901)		57,770		216,044		(34,634)		3,708,182		2,242,786		(2,130,979)		3,819,989
Interest income		82,881		59,945		32,073		40,141		3,515		8,056		13,801		42,052		282,465		1,307,727		(1,179,680)		410,512
Interest expense		(360,772)		(242,125)		(95,133)		(210,825)		(172,033)		(52,001)		(57,199)		(432,582)		(1,622,670)		(1,071,260)		1,179,680		(1,514,250)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		(41,808)		—		(41,808)
Depreciation and amortization for the year		(368,964)		(254,634)		(168,580)		(265,581)		(82,736)		(71,971)		(502,568)		(229,764)		(1,944,799)		(55,562)		—		(2,000,361)
Share of gain of associate		—		—		—		—		—		—		—		—		—		3		—		3
Income before income taxes		1,166,564		738,185		461,532		573,594		472,986		25,433		167,981		(72,311)		3,533,964		982,786		(2,130,980)		2,385,770
Income taxes expense		(231,777)		(118,685)		(88,272)		(129,196)		112,801		12,801		(20,990)		19,005		(444,314)		(22,753)		—		(467,067)
Total assets		13,416,487		8,588,502		4,960,588		6,081,823		2,780,014		1,803,045		2,072,069		5,318,795		45,021,323		51,516,861		(45,177,011)		51,361,173
Total liabilities		6,535,424		4,074,668		1,979,551		3,898,207		2,508,470		824,734		1,045,571		1,070,885		21,937,510		26,911,814		(20,340,934)		28,508,390
Investments in associates		—		—		—		—		—		—		—		—		—		35		—		35
Net cash flows provided by operations activities		828,257		(1,627,427)		332,206		447,952		182,849		5,988		102,755		181,454		454,034		3,180,663		(68,130)		3,566,567
Net cash flow used in investing activities		(892,866)		(764,151)		(215,636)		(424,313)		(209,415)		(34,166)		(86,038)		(447,570)		(3,074,155)		(1,455,336)		1,311,800		(3,217,691)
Net cash flow used in financing activities		2,615,782		1,854,276		790,233		1,337,678		534,214		97,698		334,391		618,594		8,182,866		(582,639)		(1,311,800)		6,288,427
Additions to non-current as assets		6,796,625		4,394,890		2,335,994		3,245,723		5,700,583		1,040,121		968,483		3,054,931		27,537,350		16,065,198		—		43,602,548

December 31, 2021	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	3,296,419	Ps.	1,944,451	Ps.	1,336,177	Ps.	2,003,087	Ps.	1,004,076	Ps.	341,493	Ps.	570,402	Ps.	1,487,850	Ps.	11,983,954	Ps.	—	Ps.	—	Ps.	11,983,954
Non-aeronautical services		783,252		431,706		389,823		839,580		454,519		70,135		131,977		343,913		3,444,905		217,536		—		3,662,441
Improvements to concession assets		1,463,854		876,292		285,667		520,812		93,205		17,148		8,947		102,587		3,368,511		—		—		3,368,511
Total revenues		5,543,525		3,252,448		2,011,667		3,363,479		1,551,800		428,776		711,326		1,934,351		18,797,372		217,535		—		19,014,906
Total intersegment revenues		-		-		-		-		-		-		-		-		-		5,669,325		(5,669,325)		—
Income from operations		2,614,203		1,496,257		1,082,157		1,961,757		406,256		155,692		416,623		293,711		8,426,655		6,099,861		(5,669,325)		8,857,192
Interest income		85,209		45,691		32,470		53,578		6,232		11,269		15,054		62,551		312,056		1,729,291		(1,621,075)		420,271
Interest expense		(529,299)		(353,044)		(130,077)		(313,234)		(161,147)		(63,217)		(70,528)		(81,172)		(1,701,717)		(1,605,897)		1,621,075		(1,686,540)
Loss on financial investment held for coverage		-		-		-		-		-		-		-		-		-		51,656		—		51,656
Depreciation and amortization for the year		(390,393)		(255,470)		(176,563)		(261,466)		(86,642)		(74,653)		(476,300)		(218,049)		(1,939,536)		(111,002)		—		(2,050,539)
Share of gain of associate		-		-		-		-		-		-		-		-		-		1		—		1
Income before income taxes		2,228,136		1,199,952		1,017,326		1,754,654		487,332		111,711		377,149		297,886		7,474,146		6,024,442		(5,669,325)		7,829,263
Income taxes expense		(543,421)		(139,062)		(227,123)		(481,674)		49,911		247		(86,781)		(117,711)		(1,545,614)		(239,932)		—		(1,785,546)
Total assets		14,067,167		9,152,856		5,529,201		6,884,814		2,938,320		1,877,408		1,904,465		6,030,099		48,384,330		52,475,232		(45,536,476)		55,323,085
Total liabilities		9,342,510		5,975,158		3,198,249		5,465,234		2,494,668		1,067,543		1,187,783		1,964,209		30,695,355		29,082,250		(24,883,120)		34,894,485
Investments in associates		-		-		-		-		-		-		-		-		-		34		—		34
Net cash flows provided by operations activities		3,082,428		3,080,746		1,298,955		2,326,916		799,786		296,118		512,406		632,890		12,030,246		(840,512)		(94,289)		11,095,446
Net cash flow used in investing activities		(1,961,546)		(971,466)		(392,886)		(758,682)		(208,497)		(62,412)		(87,309)		(328,445)		(4,771,243)		(198,065)		—		(4,969,308)
Net cash flow used in financing activities		(2,571,291)		(1,512,134)		(894,687)		(1,572,262)		(329,444)		(212,676)		(652,150)		4,775		(7,739,869)		388,344		—		(7,351,525)
Additions to non-current as assets		8,549,694		5,363,861		2,676,621		3,828,149		5,751,567		1,073,645		987,253		3,290,029		31,520,818		1,084,094		—		32,604,913

December 31, 2022	Guadalajara		Tijuana		Puerto Vallarta		San José del Cabo		Montego Bay		Hermosillo		Guanajuato		Other Airports		Total reportable segments		Other Companies		Eliminations		Total
Aeronautical services	Ps.	4,562,120	Ps.	2,690,693	Ps.	2,278,063	Ps.	2,711,345	Ps.	1,689,682	Ps.	457,013	Ps.	760,779	Ps.	2,187,038	Ps.	17,336,734	Ps.	—	Ps.	—	Ps.	17,336,734
Non-aeronautical services		877,101		532,955		524,261		1,093,300		693,603		79,181		154,845		415,587		4,370,832		826,406		—		5,197,238
Improvements to concession assets		2,474,815		751,422		523,993		624,893		109,715		74,231		33,868		253,467		4,846,404		—		—		4,846,404
Total revenues		7,914,036		3,975,070		3,326,317		4,429,538		2,493,000		610,425		949,492		2,856,091		26,553,969		826,407		—		27,380,376
Total intersegment revenues		—		—		—		—		—		—		—		—		—		8,894,827		(8,894,827)		—
Income from operations		3,897,415		2,227,358		1,992,568		2,739,855		1,122,272		275,292		605,139		676,820		13,536,719		9,172,302		(8,894,827)		13,814,194
Interest income		133,433		118,480		79,160		68,588		31,943		23,533		25,661		103,587		584,385		2,500,312		(2,248,707)		835,989
Interest expense		(767,774)		(532,742)		(215,845)		(356,813)		25,841		(83,367)		(84,479)		(142,388)		(2,157,568)		(2,547,057)		2,248,707		(2,455,918)
Loss on financial investment held for coverage		—		—		—		—		—		—		—		—		—		6,765		—		6,765
Depreciation and amortization for the year		(439,418)		(341,674)		(196,793)		(302,051)		(491,075)		(86,112)		(80,874)		(284,653)		(2,222,650)		(90,671)		—		(2,313,321)
Share of gain of associate		—		—		—		—		—		—		—		—		—		1		—		1
Income before income taxes		3,250,932		1,802,136		1,822,082		2,404,831		965,731		208,469		535,378		641,154		11,630,712		9,539,802		(8,894,827)		12,275,686
Income taxes expense		(880,041)		(239,072)		(465,912)		(666,378)		(250,796)		(22,788)		(128,533)		(96,269)		(2,749,790)		(340,422)		—		(3,090,212)
Total assets		16,826,328		9,563,875		7,153,347		6,783,783		2,302,148		1,959,100		1,845,542		6,345,646		52,779,768		51,005,570		(43,279,997)		60,505,341
Total liabilities		11,965,643		6,636,931		4,310,601		4,975,334		2,296,333		1,138,199		1,161,069		2,325,171		34,809,282		28,813,097		(22,945,082)		40,677,296
Investments in associates		—		—		—		—		—		—		—		—		—		118		—		118
Net cash flows provided by operations activities		3,525,596		2,519,921		1,414,508		1,968,907		1,397,299		336,156		503,619		1,256,571		12,922,577		140,039		(542,910)		12,519,706
Net cash flow used in investing activities		(3,677,863)		(1,416,545)		(1,579,955)		(780,692)		(204,113)		(128,091)		(138,418)		(642,938)		(8,568,615)		9,595,410		(9,509,178)		(8,482,383)
Net cash flow used in financing activities		(247,553)		(1,325,895)		228,762		(1,691,110)		(942,312)		(174,446)		(512,372)		(393,571)		(5,058,497)		(9,376,383)		9,509,178		(4,925,702)
Additions to non-current as assets		11,473,157		6,111,134		4,035,010		4,151,889		5,372,864		1,079,844		1,051,394		3,421,157		36,696,450		1,194,247		—		37,890,697